Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2014
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Schedule of Assets Held for Sale

Assets held for sale are comprised of the following:

At December 31,	2013	2014
At net book value:
Land	$4,215	$2,053
Buildings	18,784	18,434
Machinery and equipment	19,625	25
Leasehold improvements	2,429	2,343
Others	370	26

Total	$45,423	$22,881